Loans - Impaired Loans Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans with an allowance	¥ 1,113,550	¥ 596,000
Nonaccrual loans without an allowance	110,731	120,204
Total nonaccrual loans	1,224,281	716,204
Interest income recognized	19,110	10,694
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans with an allowance	996,250	500,711
Nonaccrual loans without an allowance	84,035	79,965
Total nonaccrual loans	1,080,285	580,676
Interest income recognized	16,688	7,662
Domestic | Retail Rating [Member] | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans with an allowance	37,006	28,263
Nonaccrual loans without an allowance	25,563	29,433
Total nonaccrual loans	62,569	57,696
Interest income recognized	1,073	937
Domestic | Retail Rating [Member] | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans with an allowance	37,884	36,220
Nonaccrual loans without an allowance	21,016	23,562
Total nonaccrual loans	58,900	59,782
Interest income recognized	806	846
Domestic | Large Companies [Member] | Corporate Rating Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans with an allowance	800,329	333,442
Nonaccrual loans without an allowance	16,087	9,997
Total nonaccrual loans	816,416	343,439
Interest income recognized	13,050	4,155
Domestic | Small And Medium Sized Companies [Member] | Corporate Rating Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans with an allowance	121,031	102,786
Nonaccrual loans without an allowance	21,369	16,973
Total nonaccrual loans	142,400	119,759
Interest income recognized	1,759	1,724
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans with an allowance	117,300	95,289
Nonaccrual loans without an allowance	26,696	40,239
Total nonaccrual loans	143,996	135,528
Interest income recognized	¥ 2,422	¥ 3,032